Note 8 - Long-term Debt (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	May. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 8 - Long-term Debt (Details) [Line Items]
Senior Notes (in Dollars)		$ 150,000,000	$ 150,000,000
Interest Expense, Long-term Debt (in Dollars)	$ 3,626	$ 5,451
Debt Instrument, Interest Rate, Effective Percentage		4.10%	4.10%
Senior Notes [Member]
Note 8 - Long-term Debt (Details) [Line Items]
Number Of Annual Principal Payments			5
Revolving Credit Facility [Member]
Note 8 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)		$ 200,000,000	$ 200,000,000
Debt Instrument, Term			5 years
Debt, Weighted Average Interest Rate		2.00%	2.00%
Line of Credit Facility, Remaining Borrowing Capacity (in Dollars)		$ 144,628,000	$ 144,628,000
Letters of Credit Outstanding, Amount (in Dollars)		5,918,000	5,918,000	$ 7,856,000
Line of Credit Facility, Additional Borrowing Capacity (in Dollars)		$ 50,000,000	$ 50,000,000
Minimum [Member] | Senior Notes [Member]
Note 8 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.84%	3.84%
Minimum [Member] | Revolving Credit Facility [Member]
Note 8 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			0.25%
Maximum [Member] | Senior Notes [Member]
Note 8 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.84%	4.84%
Maximum [Member] | Revolving Credit Facility [Member]
Note 8 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			0.50%